CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative expenses	$ (2,996,579)	$ (2,662,595)	$ (1,857,785)	[1]
Net income	4,505,510	9,948,651	10,622,027	[1],[2]
Parent Company [Member]
General and administrative expenses	(180,170)	(771)	0
Equity income of subsidiaries	4,668,927	9,954,479	7,748
Net income	$ 4,488,757	$ 9,953,708	$ 7,748

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").
[2]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").